                                                                       May 1, 2012

Securities and Exchange Commission
OFIS Filer Support – Mail Stop 0-7
SEC Operations Center
6432 General Green Way
Alexandria, VA 22312-2413

RE:	J. C. Penney Company, Inc. Definitive Additional Proxy Materials

Ladies and Gentlemen:

Pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, and pursuant to Rule 101 of Regulation S-T, I am hereby filing electronically on the Commission’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system, on behalf of J. C. Penney Company, Inc. (the “Company”), one copy of a communication to be sent to certain stockholders beginning on or about May 1, 2012 in connection with the solicitation of proxies for the Company’s 2012 Annual Meeting of Stockholders. The Company’s definitive 2011 Notice of Annual Meeting of Stockholders and Proxy Statement was first made available to the Company’s stockholders on or about March 30, 2012.

If any member of the Commission Staff has any questions regarding the enclosed document or any matter related thereto, please call the undersigned at (972) 431-4446.

Very truly yours,

/s/ Brandy L. Treadway
Brandy L. Treadway
Senior Counsel

Enclosure